UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		     Washington, D.C.  20549

			    FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		      INVESTMENT COMPANIES

	Investment Company Act file number:  811-9521

		        MANAGERS AMG FUNDS
	--------------------------------------------------
	(Exact name of registrant as specified in charter)


 	800 Connecticut Avenue, Norwalk, Connecticut 06854
	--------------------------------------------------
	(Address of principal executive offices)  (Zip code)


		      The Managers Funds LLC
	800 Connecticut Avenue, Norwalk, Connecticut 06854
	--------------------------------------------------
	      (Name and address of agent for service)


Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2003 - APRIL 30, 2004
				(Semi-Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
====================================================================

		[Logo:] AMG Managers AMG Funds


		[Logo:]	ESSEX


	ESSEX AGGRESSIVE GROWTH FUND
	============================

	 ESSEX LARGE CAP GROWTH FUND
	 ===========================


		Semi-Annual Report
		==================

		  April 30, 2004
		  ==============

	ESSEX AGGRESSIVE GROWTH FUND
	============================

	 ESSEX LARGE CAP GROWTH FUND
	 ===========================

		Semi-Annual Report
		==================

		  April 30, 2004
		  ==============

		   (unaudited)

		TABLE OF CONTENTS
		-----------------

						Begins
						on Page
						-------
Letter to Shareholders 	 	 	   	    1
----------------------

Average Annual Total Returns			    3
----------------------------

Summary of Industry Weightings and
Top Ten Holdings 				    4
----------------------------------

Schedules of Portfolio Investments 		    5
----------------------------------

Financial Statements:
---------------------
 Statements of Assets and Liabilities 		   10
  Fund balance sheets, net asset value (NAV) per share computation and cumulative undistributed amounts

 Statements of Operations			   11
  Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

 Statements of Changes in Net Assets 		   12
  Detail of changes in Fund assets for the past two periods

Financial Highlights 				   14
--------------------
 Historical net asset values per share,
  total returns, expense ratios, turnover
  ratios and net assets

Notes to Financial Statements 			   17
-----------------------------
 Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates

Letter to Shareholders
======================


Dear Fellow Shareholder:

Throughout the six months ending April 2004, the financial markets finished a strong rally which had taken most stock indices up more than 45% from their March 2003 lows and transitioned into a volatile trading range.
The rally was a welcome reprieve from a three-year bear market and was the result of both a strengthening economy and investors' collective perception that risks were diminishing. Although the economy continues to strengthen and corporate profits appear to be healthy, the stock market corrected in mid-March and has remained directionless since. One explanation is merely that stock valuations had overreached reasonable levels.
However, we think the reasons are a bit more specific.
Continued turmoil in Iraq, which has included mounting
American casualties, and heightened terrorist activity around the globe has re-heightened investors' awareness of risk. In addition, a combination of strong global growth and instability in the middle-east has driven the price of oil to an all time high. This, along with other inflationary pressures typically associated with strong growth has convinced most investors that higher interest rates are inevitable. Although the Fed has yet to do anything more than discuss its willingness to act, investors had already driven interest rates higher by 0.25% to 0.50% between December and April, and rates have continued to rise since.
Thus, the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs. We expect that this will continue for the time being, with the additional intrigue of the forthcoming presidential election.

Although both of the Funds detailed in this report have performed reasonably well since the market peak, they failed to keep up with the strong rally at the end of 2003. Therefore, their relative results for the latest six months are disappointing. The Essex
Aggressive Growth Fund - Institutional Class returned
1.78% for the six months ending April 30, 2004, and the Investor class returned 1.68%. By comparison, the S&P 500 returned 6.27% for the same period.
Meanwhile, the Essex Large Cap Growth Fund returned
2.11%, while its benchmark, the S&P 500, returned
6.27%. In both cases, the majority of the underperformance occurred in December as the market rallied significantly. In the Aggressive Growth portfolio, success in the relatively small consumer discretionary space was overcome by poor relative performance among its technology holdings. In the Large Cap Fund, the results were opposite, where its consumer discretionary positions performed poorly. As expected, the

==================================


portfolio managers at Essex continue to position both of these Funds in companies that they expect will show accelerating top and bottom line growth, low debt leverage and high operating margins.

The following report contains detailed financial statements and perfor-mance information for each Fund and a listing of all portfolio holdings as of April 30, 2004. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersamg.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. Thank you for your investment.

Sincerely,

/s/Peter M.Lebovitz
-------------------
Peter M. Lebovitz
President
Managers AMG Funds

Essex Aggressive Growth Fund
============================
Essex Large Cap Growth Fund
===========================

Average Annual Total Returns (unaudited)
========================================





					     Periods ended April 30,2004
					     ---------------------------
					Six	One	Three	Since	 Inception
				       Months   Year    Years  Inception   Date
				       ------	----	-----  --------- ---------

Essex Aggressive Growth Fund -  	1.78%   22.55%    -      4.44%    Mar. '02
  Institutional Class
  -------------------
S&P 500 Index                           6.27%   22.88%    -      0.70%

Essex Aggressive Growth Fund -          1.68%   22.27% (6.49)%  (2.17)%   Nov. '99
  Investor Class
  --------------
S&P 500 Index                           6.27%   22.88% (2.36)%  (2.95)%

Essex Large Cap Growth Fund -           2.11%      -      -      11.60%   June '03
  Institutional Class
  -------------------
S&P 500 Index 				6.27%      -      -      15.26%.



					     Periods ended March 31,2004
					     ---------------------------
				       Three	One	Three	Since	 Inception
				       Months   Year    Years  Inception   Date
				       ------	----	-----  --------- ---------


Essex Aggressive Growth Fund - 		3.33%	39.62%	 - 	 7.28%	  Mar. '02
  Institutional Class
  -------------------
S&P 500 Index 			        1.69%   35.12%   -       1.50%


Essex Aggressive Growth Fund -     	3.35%   39.21% (2.90)% (1.04)%    Nov. '99
  Investor Class
  --------------
S&P 500 Index  				1.69%   35.12%   0.63% (2.66)%

Essex Large Cap Growth Fund             1.07%      -       -    13.51%    June '03
  Institutional Class
  -------------------
S&P 500 Index 				1.69%      -       -    17.09%




The performance data shown represents past performance, which is not a guarantee of future results. The listed returns on the Funds are net of expenses and the returns on the indices are absent any expenses. All returns are in U.S. dollars ($).
Index performance data has been compiled by the respective trademark holders of each index for comparison purposes only. From time to time the Funds' advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call
(800) 835-3879 or visit our website at www.managersamg.com.

The Funds' prospectus contains information concerning each Fund's investment objective, risks, charges and expenses and other information. To obtain a prospectus, please call (800) 835-3879 or visit our web site at www.managersamg.com. Please read the prospectus carefully and consider the risks before you invest in these Funds or send money. Distributed by Managers Distributors, Inc., member NASD.

		Managers AMG Funds

		  April 30, 2004
                ==================


Summary of Industry Weightings (unaudited)
------------------------------------------


			Essex Aggressive	Essex Large	S&P 500
Major Sectors		  Growth Fund	     Cap Growth Fund     Index
-------------		----------------	------------	-------
Consumer Discretionary	    5.9%		14.4%		11.1%
Consumer Staples	    3.1     		 9.1		11.7
Energy		           11.0			10.1	         6.4
Financials	            6.5		        10.2		20.6
Health Care                23.2			22.2		13.9
Industrials	           11.7			13.5		10.6
Information Technology     28.3			15.6 		16.6
Materials		     - 			 - 		 2.8
Telecommunication Services  1.3                  1.4		 3.6
Utilities		     -                   -               2.7
Other                       9.0                  3.5              -



Top Ten Holdings (unaudited)
----------------------------



	Essex Aggressive Growth Fund	   Essex Large Cap Growth Fund
        ----------------------------       ----------------------------
				% Fund					% Fund
				------					------

Forest Laboratories, Inc.*	4.1	   Forest Laboratories* 	4.4
Resmed, Inc.		 	3.3	   FedEx Corp.*          	4.2
NBTY, Inc.                      3.1        Wal-Mart Stores, Inc.*	3.8
Teva Pharmaceutical Ind., Ltd.,            Schlumberger, Ltd.*   	3.5
 Sponsored ADR*			3.0        Microsoft Corp.*      	3.2
CoStar Group, Inc.		2.7        Teva Pharmaceutical Ind.,
					   Ltd., Sponsored ADR*		3.1
BJ Services Co.                 2.6
Harris & Harris Group, Inc.	2.5	   Genentech, Inc.		3.0
JB Hunt Transport Services, Inc.2.5	   Dell, Inc.*			3.0
Yahoo!, Inc.			2.5	   Citigroup, Inc.*		2.9
Patterson-UTI Energy, Inc.	2.4	   Resmed, Inc.			2.8
 				---					---
	Top Ten as a Group     28.7%		Top Ten as a Group     33.9%
			       =====				       =====

* Top Ten Holding at October 31, 2003


Essex Agressive Growth Fund
Schedule of Portfolio Investments
April 30, 2004 (unaudited)
=================================




					Shares			Value
					------			-----

Common Stocks - 91.0%
---------------------
Consumer Discretionary - 5.9%
-----------------------------

Carmax, Inc.* 				52,900 (1) 	   $	1,371,168
eBay, Inc.* 				17,600 (1)	        1,404,832
XM Satellite Radio Holdings, Inc.* 	65,500 (1)	        1,569,380
  Total Consumer Discretionary 					4,345,380
  ----------------------------					---------

Consumer Staples - 3.1%
-----------------------
NBTY, Inc.* 				61,000 			2,266,760
								---------
Energy - 11.0%
--------------
Apache Corp. 				18,460 			  772,920
BJ Services Co.* 			43,300 			1,926,850
ENSCO International, Inc. 		27,000 			  738,990
Nabors Industries, Ltd.* 		19,200 (1)                851,712
Patterson-UTI Energy, Inc.*             49,000                  1,773,310
Schlumberger, Ltd.                      16,700 			  977,451
Smith International, Inc.* 		19,100 (1)              1,045,725
  Total Energy 							8,086,958
  ------------							---------

Financials - 6.5%
-----------------
American International Group, Inc.      20,800                  1,490,320
Goldman Sachs Group, Inc.               14,700 (1)              1,422,225
Harris & Harris Group, Inc.*           108,000 (1)              1,867,320
  Total Financials 						4,779,865
  ----------------						---------

Health Care - 23.2%
-------------------
Allergan, Inc. 				10,600                    933,330
CV Therapeutics, Inc.*                 110,100 (1)              1,586,541
Forest Laboratories, Inc.*              47,200                  3,043,456
Gilead Sciences, Inc.*                  14,600                    888,118
I-Flow Corp.*                           48,700                    712,968
Martek Biosciences Corp.*               27,100                  1,720,579
NeoPharm, Inc.* 			44,300 (1)                905,935
Protein Design Labs, Inc.*              51,700 (1)              1,265,616
Resmed, Inc.*                           49,400 (1)              2,434,432
Telik, Inc.*                            57,700                  1,354,219
Teva Pharmaceutical Industries, Ltd.,
 Sponsored ADR                          35,600 (1)              2,191,536
  Total Health Care 					       17,036,730
  -----------------					       ----------

Industrials - 11.7%
-------------------
CoStar Group, Inc.*                     49,680                  1,958,882
Cummins, Inc.                           25,100 (1)              1,501,231
FedEx Corp.                             16,700                  1,200,897
JB Hunt Transport Services, Inc.*       58,200                  1,842,612



   The accompanying notes are an integral
     part of these financial statements.

Essex Aggressive Growth Fund
Schedule of Portfolio Investments (continued)
---------------------------------------------



					Shares			Value
					------			-----
Industrials (continued)
-----------
Marten Transport, Ltd.* 		47,605 		    $	827,375
Wabash National Corp.* 			49,400 		      1,255,254
  Total Industrials					      8,586,251
  -----------------					    -----------

Information Technology - 28.3%
------------------------------
3Com Corp.* 			       136,800 			842,688
aQuantive, Inc.* 		       173,600 (1)	      1,744,680
Ascential Software Corp.* 		 4,200   		 71,400
AudiocCodes, Ltd.* 		       131,800 		      1,236,284
Dot Hill Systems Corp.* 	       161,350 		      1,210,125
FLIR Systems, Inc.* 			33,600 		      1,576,176
Hyperion Solutions Corp.* 		45,700 (1)	      1,753,966
McData Corp., Class A* 		       127,900 (1)              681,707
Microsoft Corp. 			30,200 			784,294
MicroStrategy, Inc.* 			32,900 		      1,580,549
Novell, Inc.* 			       163,500 		      1,576,140
Quest Software, Inc.* 		       126,200 (1)            1,419,750
Red Hat, Inc.* 				73,700 (1)            1,673,727
Staktek Holdings, Inc.*                 69,280                  623,520
SupportSoft, Inc.*                      72,300                  715,047
TIBCO Software, Inc.*                  194,600                1,459,500
Yahoo!, Inc.*                           36,400 (1)            1,836,744
  Total Information Technology                               20,786,297
  ----------------------------                               ----------
Telecommunication Services - 1.3%
---------------------------------
China Telecom Corp., Ltd.*              33,400 (1)              963,590
                                                                -------
Total Common Stocks (cost $59,106,556)                       66,851,831
-------------------					     ----------

Short-Term Investments - 37.4%
------------------------------
Other Investment Companies - 36.7%
----------------------------------
Bank of New York Institutional Cash
 Reserves Fund, 1.097% (2,3) 	    22,800,084               22,800,084
JPMorgan Prime Money Market Fund,
 Institutional Class
 Shares, 0.930% (2) 		     4,197,937                4,197,937
 Total Other Investment Companies
 --------------------------------
 (cost $26,998,021) 					     26,998,021
                                                             ----------
Other Short-Term Investments - 0.7%
-----------------------------------
Bank of America Master Credit Card
 Trust, 1.100%, due 05/17/04 (2,3)    500,298                   500,298

Total Short-Term Investments
----------------------------
 (cost $27,498,319)                                           27,498,319
                                                              ----------
Total Investments - 128.4%
--------------------------
 (cost $86,604,875)                                           94,350,150
                                                              ----------
Other Assets, less Liabilities - (28.4)%                    (20,842,446)
----------------------------------------

Net Assets - 100.0% 					     $73,507,704
-------------------					     ===========
Industrials (continued)




	The accompanying notes are an integral part of these financial statements.

Note: Based on the cost of investments of $86,624,833 for Federal income tax purposes at April 30, 2004, the aggregate gross unrealized appreciation and depreciation were $11,554,127 and $3,828,810, respectively, resulting in net unrealized appreciation of investments of $7,725,317.
  *   Non-income-producing securities.
  1 Some of these shares, amounting to a market value of $21,909,085, or 29.8% of net assets, were out on loan to various brokers.
  2 Yields shown for these investment companies represent the April 30, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
  3 Collateral received from brokers for securities lending was invested in these short-term investments.

Investments Abbreviations:
--------------------------
ADR: Securities whose value is determined or significantly influenced by trad-ing on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.


        The accompanying notes are an integral part of these financial statements.

Essex Large Cap Growth Fund
Schedule of Portfolio Investments
April 30, 2004 (unaudited)
---------------------------------



					Shares			Value
 					------			-----
Common Stocks - 96.5%
---------------------
Consumer Discretionary - 14.4%
------------------------------
Bed Bath & Beyond, Inc.* 		4,175 		     $	154,976
Best Buy Co., Inc. 			2,200 			119,350
Carmax, Inc.* 				3,750 			 97,200
Dollar Tree Stores, Inc.* 		4,700 			126,665
eBay, Inc.* 				1,275		        101,771
The Walt Disney Co. 			4,500 			103,635
TJX Cos., Inc. 				3,225 			 79,238

 Total Consumer Discretionary 				        782,835
 ----------------------------				        -------
Consumer Staples - 9.1%
-----------------------
Colgate-Palmolive Co. 		        2,625 			151,935
Wal-Mart Stores, Inc. 			3,730 			212,610
Wrigley (Wm) Jr. Co. 			2,100 			129,570
 Total Consumer Staples					        494,115
 ----------------------					        -------

Energy - 10.1%
--------------
Anadarko Petroleum Corp. 		1,775 			 95,104
Apache Corp. 			        2,200                    92,114
BJ Services Co.* 		        2,700 			120,150
Nabors Industries, Ltd.* 		1,200 			 53,232
Schlumberger, Ltd. 			3,275 			191,686
 Total Energy 							552,286
 ------------							-------

Financials - 10.2%
------------------
American International Group, Inc. 	1,725 			123,596
Citigroup, Inc. 			3,350 			161,102
Goldman Sachs Group, Inc. 		1,100 			106,425
Merrill Lynch & Co., Inc. 		1,975 			107,104
Wells Fargo & Co. 			1,000 			 56,460
 Total Financials 						554,687
 ----------------						-------

Health Care - 22.2%
-------------------
Forest Laboratories, Inc.* 		3,775 			243,412
Genentech, Inc.* 			1,375 			168,850
Gilead Sciences, Inc.* 			  925 			 56,268
Guidant Corp. 				1,925 			121,294
Martek Biosciences Corp.* 		  875 			 55,554
Medtronic, Inc. 			2,400 			121,104
Novartis AG 				2,575 			115,360
Resmed, Inc.* 				3,175 			156,464
Teva Pharmaceutical Industries, Ltd.,
 Sponsored ADR 				2,800 			172,368
  Total Health Care 					      1,210,674
  -----------------					      ---------



    The accompanying notes are an integral part of these financial statements.

Essex Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
---------------------------------------------



					Shares			Value
 					------			-----

Industrials - 13.5%
-------------------
3M Co. 					1,425 			123,234
Cummins, Inc.				2,200 			131,582
FedEx Corp. 				3,200 			230,112
JB Hunt Transport Services, Inc.* 	4,200 			132,972
United Parcel Service, Inc., Class B    1,675 			117,501
 Total Industrials 						735,401
 -----------------					        -------

Information Technology - 15.6%
------------------------------
Cisco Systems, Inc.* 			6,650 			138,786
Dell, Inc.* 				4,750 			164,872
EMC Corp.* 				4,200 			 46,872
Intel Corp. 				5,075 			130,580
Maxim Integrated Products, Inc. 	2,250 			103,477
Microsoft Corp. 			6,850 			177,895
Yahoo!, Inc.* 				1,800 			 90,828
 Total Information Technology 					853,310
 ----------------------------					-------
Telecommunication Services - 1.4%
---------------------------------
China Telecom Corp., Ltd.* 		2,750 			 79,337
								-------

Total Common Stocks (cost $5,168,451) 			      5,262,645
-------------------					      ---------

Other Investment Company - 3.5%
-------------------------------
JPMorgan Prime Money Market Fund,
 Institutional Class Shares,
 0.930%(1) (cost $188,641) 	      188,641                   188,641
Total Investments - 100.0%					-------
--------------------------
(cost $5,357,092)                                             5,451,286
							      ---------

Other Assets, less Liabilities - 0.0% 				   (182)
-------------------------------------

Net Assets - 100.0% 					     $5,451,104
-------------------					     ==========



Note: Based on the cost of investments of $5,358,332 for Federal income tax purposes at April 30, 2004, the aggregate gross unrealized appreciation and depreciation were $280,117 and $187,163, respectively, resulting in net unrealized appreciation of investments of $92,954.
   *  Non-income-producing securities.
   1 Yields shown for these investment companies represent the April 30, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Investments Abbreviations:
--------------------------
ADR: Securities whose value is determined or significantly influenced by trad-ing on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.

Managers AMG Funds
Statements of Assets and Liabilities
April 30, 2004 (unaudited)
====================================




					Essex Aggressive	Essex Large Cap
					  Growth Fund		  Growth Fund
 					----------------	---------------
Assets
------
  Investments at value			$  94,350,150		$  5,451,286
  Cash					      671,945                    -
  Receivable for investments sold           4,558,458                 11,486
  Receivable for Fund shares sold               8,873                    -
  Dividends, interest and other
    receivables                                41,687                  6,150
  Prepaid expenses                             24,158                  5,433
      Total assets                         99,655,271              5,474,355
      ------------			   ----------		   ---------

Liabilities
-----------
  Payable upon return of securities
    loaned                                 23,300,382                    -
  Payable for investments purchased         2,720,098                    174
  Accrued expenses:
    Investment advisory and management
      fees                                     64,647                  1,022
    Audit fees                                 22,209                  6,495
    Transfer agent fees                        16,182                  3,911
    Custodian fees                              6,332                  2,918
    Other                                      17,717                  8,731
    Total liabilities                      26,147,567                 23,251
    -----------------			   ----------		      ------

Net Assets                              $  73,507,704           $  5,451,104
----------			        =============		============

Institutional Class Shares:
---------------------------
  Net Assets                            $  72,535,632           $  5,451,104
  ----------				=============		============

  Shares outstanding                        7,938,339                490,204
  Net asset value, offering and 	    ---------		     -------
    redemption price per share                  $9.14                 $11.12
  -----------------------------		        =====		      ======

Investor Class Shares:
----------------------
  Net Assets                            $     972,072                    n/a
  ----------			        =============		        ====

  Shares outstanding                          107,217                    n/a
  Net asset value, offering and
    redemption price per share                  $9.07                    n/a
  -----------------------------			=====			====

Net Assets Represent:
---------------------
  Paid-in capital                       $ 170,026,826           $  5,400,931
  Net investment loss                        (371,147)                (4,583)
  Accumulated net realized loss from
   investments	                         (103,893,250		     (39,438)
  Net unrealized appreciation of
   investments                              7,745,275                 94,194
					-------------		------------
Net Assets                              $ 177,400,954           $  5,451,104
----------				=============		============

  Investments at cost                   $  86,604,875           $  5,357,092
					-------------		------------


         The accompanying notes are an integral part of these financial statements.

Managers AMG Funds
Statements of Operations
For the six months ended
April 30, 2004 (unaudited)
==========================



					Essex Aggressive	Essex Large Cap
					   Growth Fund		  Growth Fund
					----------------	---------------

Investment Income
-----------------

  Dividend income                       $  111,793		$ 16,895
  Foreign withholding tax		    (1,456) 		    (371)
  Interest income			    19,292 		    1,789
  Securities lending fees                   14,908                    -
    Total investment income		   144,537                 18,313
    -----------------------		   -------		 --------
Expenses
--------
  Investment advisory and management fees  398,737     		   15,611
  Distribution fees - Investor Class         1,359                    -
  Transfer agent                            36,054                  9,816
  Professional fees                         33,500                  9,611
  Registration fees                         17,275                  2,583
  Custodian                                 16,532                  6,622
  Trustees fees                              6,426                    131
  Insurance                                  1,896                     22
  Reports to Shareholders                    3,347                     66
  Miscellaneous                                558                     50
   Total expenses before expense offsets   515,684                 44,512
   -------------------------------------   -------		   ------

Less:Expense reimbursement		       -                  (21,616)
Net expenses                               515,684		   22,896
------------				   -------		   -------
  Net investment loss 			  (371,147)                (4,583)
  -------------------			  ---------		   -------
Net Realized and Unrealized Gain:
---------------------------------
  Net realized gain (loss) on
    investments                           9,710,318                (37,909)
  Net unrealized appreciation
    (depreciation) of investments        (7,582,140)                29,639
  Net realized and unrealized
    gain (loss)                           2,128,178                 (8,270)
  ---------------------------		 ----------		    -------

Net Increase (Decrease) in Net
  Assets Resulting from Operations      $ 1,757,031              $ (12,853)
----------------------------------	-----------		 ----------




       The accompanying notes are an integral part of these financial statements.

Essex Aggressive Growth Fund
Statements of Changes in Net Assets
===================================


						 	For the six														months ended		For the fiscal
							April 30, 2004		  year ended											(unaudited)		October 31, 2003
						       --------------		----------------
Increase (Decrease) in Net Assets
 From Operations:
----------------------------------
Net investment loss					$  (371,147)		 $  (604,773)
Net realized gain on investments			  9,710,318                5,141,102
Net unrealized appreciation
 (depreciation) of investments				 (7,582,140)		  13,359,775
Net increase in net
 assets resulting from operations			  1,757,031 		  17,896,104
---------------------------------			 ----------		  ----------

From Capital Share Transactions:
  Institutional Class Shares: *
--------------------------------
 Proceeds from sale of shares		  		  2,557,410 		   6,701,428
 Cost of shares repurchased				(10,228,799)		 (16,211,626)
   Decrease from
    Institutional Class share transactions 		 (7,671,389)		  (9,510,198)
   ---------------------------------------               -----------              -----------
  Investor Class Shares:
  ----------------------
   Proceeds from sale of shares		    		    146,770 		     655,244
   Cost of shares repurchased				   (339,955)		    (195,816)
   Increase (decrease) from
    Investor Class share transactions			   (193,185)		     459,428
   ----------------------------------			   ---------	             -------
   Total increase (decrease)
    in net assets					 (6,107,543)		   8,845,334
   -------------------------				 -----------		   ---------
Net Assets:
-----------
  Beginning of period					 79,615,247 	          70,769,913

  End of period					       $ 73,507,704 	        $ 79,615,247
  -------------						-----------		 -----------
  End of period
   net investment loss				       $  (371,147)		$        -
						       ============		============

Share Transactions:
 Institutional Class Shares: *
------------------------------
  Sale of shares					   267,562 		    850,069
  Shares repurchased					(1,080,946)		 (2,086,773)
  Decrease in
   Institutional Class shares				  (813,384)		 (1,236,704)
  ---------------------------				-----------		 -----------
  Investor Class Shares:
  ----------------------
   Sale of shares					    15,702 		     85,182
   Shares repurchased					   (36,735)	       	    (24,754)
   Increase (decrease)
    in Investor Class shares				   (21,033)		     60,428



* Institutional Class Shares commenced
  operations on March 1, 2002.


	The accompanying notes are an integral part of these financial statements.

Essex Large Cap Growth Fund
Statements of Changes in Net Assets
====================================




					For the six
				       months ended		For the fiscal
				      April 30, 2004		 period ended
				       (unaudited)	      October 31, 2003*
				      --------------	      -----------------
Increase (Decrease) in Net Assets
---------------------------------
 From Operations:
 ----------------
  Net investment loss	     	      $	   (4,583)		$     (248)
  Net realized gain (loss)
   on investments			  (37,909)		     3,967
  Net unrealized appreciation
   of investments			   29,639 		    64,555
   Net increase (decrease) in net
    assets resulting from operations	  (12,853)		    68,274

Distributions to Shareholders:
------------------------------
 From net realized gain on investments	   (5,249)		       -
   Total distributions to shareholders	   (5,249)		       -
   -----------------------------------	   -------		   ---------

From Capital Share Transactions:
--------------------------------
 Institutional Class Shares:
 ---------------------------
  Proceeds from sale of shares		4,130,000 		 1,365,683
  Net asset value of shares issued
   in connection with reinvestment
   of dividends				    5,249 		       -
  Cost of shares repurchased		 (100,000)		       -
  Increase from Institutional
   Class share transactions             4,035,249 		 1,365,683
   --------------------------	        ---------		 ---------

  Total increase in net assets 		4,017,147 		 1,433,957
  ----------------------------		---------		 ---------

Net Assets:
-----------
 Beginning of period			1,433,957 		       -

 End of period			     $  5,451,104 	       $ 1,433,957
 -------------			     ------------	       -----------
 End of period undistributed
  net investment income		     $	  (4,583)	       $       -
				     ============	       ===========
Share Transactions:
 Institutional Class Shares:
----------------------------
  Sale of shares			 367,320 		  131,228
  Shares issued in connection
   with reinvestment of dividends	     474 	              -
  Shares repurchased			  (8,818)		      -
 Increase in Institutional
  Class shares 				 358,976 		  131,228




 *	 Commencement of operations was June 30, 2003.



	The accompanying notes are an integral
          part of these financial statements.

Essex Agressive Growth Fund-Institutional Class
Financial Highlights
For a share outstanding throughout each period
==============================================




					 For the six	For the fiscal	   For the fiscal
					months ended	 year ended	   period* ended
					April 30, 2004	October 31,2003	  October 31,2002
Institutional Class Shares:		 (unaudited)
---------------------------		--------------	---------------	  ---------------

Net Asset Value, Beginning of Period	$  8.97 	$  7.04 	  $  8.21
------------------------------------	-------		-------		  -------

Income from Investment Operations:
  Net investment loss			  (0.05)	  (0.07)	    (0.06)
  Net realized and unrealized
   gain (loss) on investments		   0.22            2.00 	    (1.11)

   Total from investment operations	   0.17 	   1.93 	    (1.17)
   --------------------------------

Net Asset Value, End of Period
------------------------------		$  9.14 	$  8.97 	  $  7.04
					=======		=======		  =======

Total Return (a)			   1.78%(b)	  27.41%	  (14.25)%(b)
----------------
Ratio of net expenses to average
  net assets				   1.28%(c)	   1.33%	     1.39%(c)

Ratio of net investment loss
  to average net assets 		   (0.92)%(c)	  (0.83)%	   (1.06)%(c)

Portfolio turnover			       54%(b)	     111%             170%(b)

Net assets at end of period
(000's omitted)				 $  72,536 	 $ 79,615 	    $ 70,295
===========================		 =========	 ========	    ========


Ratios absent expense offsets (d):												----------------------------------
Ratio of total expenses to average
  net assets	 				-	      -		       1.40%(c)

Ratio of net investment loss													  to average net assets			-	      -	     	      (1.07)%(c)



  * At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares. Results prior to March 1, 2002 are reflected in the financial highlights of the Investor Class.

 (a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
 (b) Not annualized.
 (c) Annualized.
 (d) Ratio information assuming no reduction of Fund expenses.

Essex Aggressive Growth Fund-Investor Class
Financial Highlights
For a share outstanding throughout each period
==============================================






				For the six
				months ended		For the fiscal year ended October 31,
				April 30, 2004		-------------------------------------

Investor Class Shares:		  (unaudited)	   2003 	2002 		2001 		2000
----------------------		--------------     ----		----		----		----
Net Asset Value,
 Beginning of Period		$  8.91     	   $  7.01 	$  8.85 	$ 16.94 	$ 10.00
--------------------		-------		   -------	-------		-------		-------
Income from Investment														 Operations:
  Net investment loss		  (0.06)	     (0.07)	  (0.08)	  (0.05)	  (0.06)
  Net realized and unrealized gain 												  (loss) on investments		   0.22 	      1.97 	  (1.76)	  (8.04)	   7.00
  Total from investment operations 0.16 	      1.90 	  (1.84)	  (8.09)	   6.94
--------------------------------   ----               ----        ------ 	  ------	   ----

Net Asset Value, End of Period	$  9.07 	   $  8.91 	$  7.01 	$  8.85 	$ 16.94
------------------------------	=======		   =======	=======		=======		=======


Total Return 			   1.68%(d)	    27.10%	(20.79)%(a)	(47.76)%(a)	69.40%(a)
------------

Ratio of net expenses
 to average net assets 		   1.53%(e)	     1.58%	   1.10%(b)	   1.10%(b)	 1.10%(b)

Ratio of net investment loss
 to average net assets 		  (1.17)(e)	   (1.08)%	  (0.82)%(b)	 (0.41)%(b)	(0.49)%(b)

Portfolio turnover		    54%	(d)	      111%	     170%	    212%	   160%

Net assets at end
 of period (000's omitted)	$  972 		   $  1,142 	$  475 		$ 131,430 	$ 332,582
==========================	===========	   ========	======		=========	=========

Ratios absent expense offsets (c):
----------------------------------
Ratio of total expenses
 to average net assets		    -		       -	   1.20%	    1.16%	  1.13%

Ratio of net investment loss
 to average net assets		    -		       -	 (0.91)%	  (0.47)%	(0.52)%





(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Ratio reflects expense reimbursements that were in effect prior to March 1, 2002.

(c) Ratio information assuming no reduction of Fund expenses.

(d) Not annualized

(e) Annualized

Essex Large Cap Growth Fund
Financial Highlights
For a share outstanding throughout each period
==============================================




					For the six
					months ended		For the fiscal
					April 30, 2004		 period* ended
					(unaudited)		October 31, 2003
					--------------		----------------


Net Asset Value, Beginning of Period	$  10.93 		$  10.00
------------------------------------	--------		--------
Income from Investment Operations:
  Net investment loss			   (0.01)		   (0.00)(#)
  Net realized and unrealized
   gain on investments			    0.24 		    0.93

   Total from investment operations	    0.23 		    0.93
   --------------------------------	   -----		   -----

Less Distributions to Shareholders from:
----------------------------------------
  Net realized and unrealized
   gain on investments			   (0.04)		     -

   Total distributions to shareholders	   (0.04)		     -
   -----------------------------------	   ------		   ------

Net Asset Value, End of Period		$  11.12 		$  10.93
------------------------------		========		========

Total Return (a)			    2.11%(b)		    9.30%(b)
----------------			  ----------		  ----------

Ratio of net expenses to average
  net assets				    1.08%(c)		    1.10%(c)

Ratio of net investment loss
  to average net assets 		  (0.22)%(c)		  (0.10)%(c)

Portfolio turnover			      36%(b)	              32%(b)

Net assets at end of period
  (000's omitted)			   $  5,451 		  $  1,434
===========================		   ========		  ========

Ratios absent expense offsets (d):
Ratio of total expenses to average
  net assets				    2.11%(c)		   18.51%(c)

Ratio of net investment loss
  to average net assets		  	  (1.25)%(c)		 (17.51)%(c)
============================		  ==========		 ===========


  *  Commencement of operations was June 30, 2003.
 (#) Rounds to less than ($0.01).
 (a) Total return would have been lower and net investment los would have been higher had certain expenses not been reduced.
 (b) Not annualized.
 (c) Annualized.
 (d) Ratio information assuming no reduction of Fund expenses.

Notes to Financial Statements
April 30, 2004 (unaudited)
=============================

(1) Summary of Significant Accounting Policies
----------------------------------------------

Managers AMG Funds (the "Trust") is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940
(the "1940 Act"), as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies.
Included in this report are two equity funds, Essex Aggressive Growth Fund ("Aggressive
Growth"), and Essex Large Cap Fund
("Large Cap")(each a "Fund" and collectively the "Funds").

Currently, only Aggressive Growth offers both Institutional and Investor Class shares.
Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $100,000. Investor shares are offered to all other investors. Each class represents interest in the same assets of Aggressive Growth and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of Aggressive
Growth, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of Aggressive Growth. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Large Cap currently offers only Institutional shares.
The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing
Price, if one is available. Lacking any
sales, over-the-counter securities, are
valued at the last quoted bid price.
Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment compa-nies are valued at their end of day net asset value per share. Securities (including derivatives) and other instruments for which market quotations are not read-

=========================================
ily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" agreement with The Bank of New York ("BNY") whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day
T-Bill rate for account balances left uninvested over-night. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six-months ended
April 30, 2004, the custodian expense was not reduced under this arrangement for either Fund.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.
These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
-----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
As of April 30, 2004, Aggressive Growth had accumulated net realized capital loss carryovers of $1,373,806, $94,443,427 and
$17,766,477. These amounts may

=========================================

be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2008, 2009 and 2010, respectively. As of April 30, 2004, Large Cap did not have any capital loss carryovers.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of Institutional and Investor shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds' policy on investment valuation.

At April 30, 2004, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the following Funds: Aggressive Growth Institutional
Share Class - 2 own 37%; Aggressive Growth
Investor Share Class - 2 own 82%; Large Cap - 1 affiliated and 2 unaffiliated shareholders collectively own 89%. Transactions by these shareholders may have a material impact on the respective Fund.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment
Management Agreement under which The Managers
Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC.
The Funds' investment portfolios are managed by Essex
Investment Management Company, LLC ("Essex"), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Essex with respect to each of the Funds. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment
Manager, AMG and/or MDI.

Aggressive Growth is obligated by its Investment
Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Aggressive
Growth 1.00% of the average daily net assets of the Fund for its services as subadvisor. Large Cap is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment
Manager at an annual rate of 0.75% of the average daily net assets of the Fund. The Investment
Manager, in turn, pays Large Cap 0.75% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management
Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds.

Prior to the commencement of offering of the Aggressive Growth Institutional

=========================================
Class shares on March 1, 2002, the Investment
Manager had voluntarily agreed to reimburse the Fund to the extent total annual operating expenses of the Fund exceeded 1.10% of the Fund's average daily net assets. The Investment manager has also agreed, through March 1, 2005, to reimburse
Large Cap to the extent total annual operating expenses of Large Cap exceed 1.10% of the Fund's daily net assets. Aggressive Growth Institutional and Large Cap are obligated to repay the Investment
Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund's operating expenses
(excluding in-terest, taxes, brokerage, and any other extraordinary expense) in any such future year to exceed 1.10% of the Fund's average daily net assets.
In addition to any reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At
April 30, 2004, the cumulative amount of unreimbursed expenses for Large Cap was $64,888.The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Funds and other affiliated funds in the Trust and in the complex.

Aggressive Growth has entered into a distribution agreement with MDI to act as distributor of the Investor Class shares. Aggressive Growth has adopted a distribution plan to pay for the marketing of the shares. Pursuant to the distribution agreement and Aggressive Growth's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of Aggressive Growth
Investor Class' average daily net assets.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six-months ended
April 30, 2004, for Aggressive Growth were
$40,505,023 and $53,495,812, respectively, and
for Large Cap were $5,866,868 and $1,411,954,
respectively. There were no purchases or sales of U.S. Government securities for either Fund.

(4) Portfolio Securities Loaned
-------------------------------
Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers.
Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between
 BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

=========================================

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Funds may enter into contracts and agree-ments that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
(203) 299-3500 or (800) 835-3879

Distributor
-----------
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
(203) 299-3500 or (800) 835-3879

Subadvisor
---------
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

Custodian
---------
The Bank of New York
2 Hanson Place, 7th Floor
Brooklyn, New York 11217

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Edward J. Kaier
John Kingston, III
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the Funds' shareholders.
It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information or to request additional information about the Funds or other Managers Funds or Managers AMG Funds, please contact us by calling 1-800-835-3879 or by visiting our websites listed below. Distributed by Managers
Distributors, Inc., member NASD.

		www.managersamg.com

	       www.managersfunds.com

Item 2.  CODE OF ETHICS.
====================================================================
Not applicable for the semi-annual report


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
====================================================================
Not applicable for the semi-annual report


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
====================================================================
Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
====================================================================
Not applicable.


Item 6. [RESERVED]
====================================================================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
====================================================================
Not applicable.


Item 8. [RESERVED]
====================================================================

Item 9.  CONTROLS AND PROCEDURES.
====================================================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.




Item 10.  EXHIBITS
====================================================================
(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.


			      SIGNATURES
			      ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date:	July 2, 2004
	------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	---------------------
	Peter M. Lebovitz, President

Date:	July 2, 2004
	------------



By:	/s/ Galan G. Daukas
	-------------------
	Galan G. Daukas, Chief Financial Officer

Date:	July 2, 2004
	------------



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